Statements of Stockholders’ Equity (Unaudited) - USD ($)		Common Stock		Additional Paid-In Capital	Accumulated Deficit	Stock Subscription Receivable	Total
Balance at Mar. 10, 2021
Balance (in Shares) at Mar. 10, 2021
Net loss
Balance at Mar. 31, 2021
Balance (in Shares) at Mar. 31, 2021
Balance at Mar. 10, 2021
Balance (in Shares) at Mar. 10, 2021
Net loss							(28,985)
Balance at Sep. 30, 2021		$ 1,681		344,143	(28,985)		316,839
Balance (in Shares) at Sep. 30, 2021		16,809,800
Balance at Mar. 10, 2021
Balance (in Shares) at Mar. 10, 2021
Common stock issued to founders		$ 530					530
Common stock issued to founders (in Shares)		5,300,000
Common stock issued for cash		$ 1,151		344,143			345,294
Common stock issued for cash (in Shares)		11,509,800
Fair value of warrants issued for services				185,922			185,922
Net loss					(262,360)		(262,360)
Balance at Dec. 31, 2021		$ 1,681		530,065	(262,360)		269,386
Balance (in Shares) at Dec. 31, 2021		16,809,800
Balance at Mar. 31, 2021
Balance (in Shares) at Mar. 31, 2021
Issuance of common stock		$ 620		35,880		(30,400)	6,100
Issuance of common stock (in Shares)		6,195,000
Net loss					(150)		(150)
Balance at Jun. 30, 2021		$ 620		35,880	(150)	(30,400)	5,950
Balance (in Shares) at Jun. 30, 2021		6,195,000
Issuance of common stock		$ 1,061		338,663			339,724
Issuance of common stock (in Shares)		10,614,800
Payment of stock subscription receivable				(30,400)		30,400
Payment of stock subscription receivable (in Shares)
Net loss					(28,835)		(28,835)
Balance at Sep. 30, 2021		$ 1,681		344,143	(28,985)		316,839
Balance (in Shares) at Sep. 30, 2021		16,809,800
Balance at Dec. 31, 2021		$ 1,681		530,065	(262,360)		269,386
Balance (in Shares) at Dec. 31, 2021		16,809,800
Fair value of warrants issued for services				46,480			46,480
Fair value of warrants issued for services (in Shares)
Net loss					(91,482)		(91,482)
Balance at Mar. 31, 2022		$ 1,681		576,545	(353,842)		224,384
Balance (in Shares) at Mar. 31, 2022		16,809,800
Balance at Dec. 31, 2021		$ 1,681		530,065	(262,360)		269,386
Balance (in Shares) at Dec. 31, 2021		16,809,800
Net loss							(547,889)
Balance at Sep. 30, 2022		$ 2,042		10,555,607	(810,249)		9,747,400
Balance (in Shares) at Sep. 30, 2022		20,421,593
Balance at Mar. 31, 2022		$ 1,681		576,545	(353,842)		224,384
Balance (in Shares) at Mar. 31, 2022		16,809,800
Fair value of warrants issued for services				46,480			46,480
Fair value of warrants issued for services (in Shares)
Net loss					(85,783)		(85,783)
Balance at Jun. 30, 2022		$ 1,681		623,025	(439,625)		185,081
Balance (in Shares) at Jun. 30, 2022		16,809,800
Fair value of warrants issued for services				46,480			46,480
Fair value of warrants issued for services (in Shares)
Issuance of common stock from initial public offering, net of stock issuance costs	[1]	$ 172		5,464,760			$ 5,464,932
Issuance of common stock from initial public offering, net of stock issuance costs (in Shares)		1,725,000	[1]				1,725,000
Issuance of common stock from private placement, net of stock issuance costs	[1]	$ 189		2,328,342			$ 2,328,531
Issuance of common stock from private placement, net of stock issuance costs (in Shares)		1,886,793	[1]				1,886,793
Fair value of warrants issued with common stock	[1]			2,093,000			$ 2,093,000
Fair value of warrants issued with common stock (in Shares)	[1]
Net loss					(370,624)		(370,624)
Balance at Sep. 30, 2022		$ 2,042		$ 10,555,607	$ (810,249)		$ 9,747,400
Balance (in Shares) at Sep. 30, 2022		20,421,593

[1]	See Note 4